UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06105
Oppenheimer International Value Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: November 30
Date of reporting period: 5/31/2012

Item 1. Reports to Stockholders.

May 31, 2012

Oppenheimer

International Value Fund*

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

Fund Update

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

May 31, 2012 Oppenheimer Management International Commentary Value Fund* and Semiannual Report MANAGEMENT COMMENTARY Fund Update SEMIANNUAL REPORT Listing of Top Holdings Financial Statements * Prior to March 29, 2012, the Fund was named “Oppenheimer Quest International Value Fund”

TOP HOLDINGS AND ALLOCATIONS
Top Ten Geographical Holdings

United Kingdom	16.0%
Japan	12.2
United States	11.3
Germany	10.4
France	8.6
Canada	7.5
Switzerland	6.3
China	4.1
Norway	2.8
Hong Kong	2.8
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2012, and are based on the total market value of investments.
Top Ten Common Stock Holdings

Nestle SA	3.3%
Virgin Media, Inc.	3.1
Diageo plc	2.9
AIA Group Ltd.	2.8
Rogers Communications, Inc., Cl. B	2.7
Tencent Holdings Ltd.	2.5
Resolution Ltd.	2.5
Viterra, Inc.	2.5
Softbank Corp.	2.4
Cameco Corp.	2.4
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
7 | OPPENHEIMER INTERNATIONAL VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2012, and are based on the total market value of investments.
8 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
OppenheimerFunds, Inc. assumed responsibility for the Fund’s portfolio stock selection on 1/1/05. The Fund’s subadvisor prior to 1/1/05 was OpCap Advisors.
Class A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/13/08. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
9 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER INTERNATIONAL VALUE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	December 1, 2011	May 31, 2012	May 31, 2012

Class A	$1,000.00	$939.10	$6.86
Class B	1,000.00	934.20	12.02
Class C	1,000.00	935.30	11.05
Class N	1,000.00	937.30	8.61
Class Y	1,000.00	941.50	4.23

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.95	7.14
Class B	1,000.00	1,012.65	12.50
Class C	1,000.00	1,013.65	11.49
Class N	1,000.00	1,016.15	8.96
Class Y	1,000.00	1,020.65	4.40
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2012 are as follows:

Class	Expense Ratios

Class A	1.41%
Class B	2.47
Class C	2.27
Class N	1.77
Class Y	0.87
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS May 31, 2012 / Unaudited

	Shares	Value

Common Stocks—94.9%
Consumer Discretionary—17.7%
Auto Components—1.0%
ElringKlinger AG	249,595	$5,988,885
Hotels, Restaurants & Leisure—1.4%
Ladbrokes plc	3,298,110	8,661,914
Media—9.8%
GfK SE	159,767	7,408,236
Grupo Televisa SA, Sponsored GDR	505,870	9,606,471
Jupiter Telecommunications Co. Ltd.	4,976	5,099,193
Schibsted Gruppen AS	318,533	9,926,335
Virgin Media, Inc.	831,480	18,317,504
Zee Entertainment Enterprises Ltd.	1,763,904	4,137,264
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,534,218	4,004,528

		58,499,531

Multiline Retail—1.8%
Pinault-Printemps-Redoute SA	73,550	10,519,468
Specialty Retail—1.5%
Industria de Diseno Textil SA	36,200	3,000,920
SuperGroup plc[1]	1,274,620	5,975,794

		8,976,714

Textiles, Apparel & Luxury Goods—2.2%
Bijou Brigitte Modische Accessoires AG	38,541	3,283,036
China Hongxing Sports Ltd.[1]	36,005,000	279,412
Christian Dior SA	70,920	9,307,426

		12,869,874

Consumer Staples—13.3%
Beverages—6.4%
C&C Group plc	1,854,215	7,864,130
Carlsberg AS, Cl. B	58,490	4,374,609
Diageo plc	728,740	17,374,752
Pernod-Ricard SA	87,910	8,620,301

		38,233,792

Food Products—6.9%
AarhusKarlshamn AB	201,133	6,215,756
Nestle SA	349,120	19,785,923
Viterra, Inc.	962,131	14,904,484

		40,906,163

Energy—4.1%
Energy Equipment & Services—0.0%
Master Marine AS1	9,994,100	—
Oil, Gas & Consumable Fuels—4.1%
Cameco Corp.	730,202	14,040,579
OAO Gazprom, Sponsored ADR	1,140,660	10,092,965

		24,133,544

Financials—17.6%
Capital Markets—1.5%
ICAP plc	1,707,240	8,956,531
Commercial Banks—4.2%
Banco Bilbao Vizcaya Argentaria SA	998,863	5,724,875
BNP Paribas SA	355,100	11,295,423
Lloyds Banking Group plc[1]	20,066,390	7,918,222

		24,938,520

Diversified Financial Services—1.6%
Kinnevik Investment AB, Cl. B	541,076	9,496,482
Insurance—5.3%
AIA Group Ltd.	5,118,800	16,685,538
Resolution Ltd.	5,025,210	15,008,808

		31,694,346

Real Estate Investment Trusts—2.0%
Hammerson plc	1,825,075	11,776,863
12 | OPPENHEIMER INTERNATIONAL VALUE FUND

	Shares	Value

Real Estate Management & Development—3.0%
Deutsche Wohnen AG	488,788	$7,554,870
Mitsui Fudosan Co. Ltd.	623,000	10,311,122

		17,865,992

Health Care—8.2%
Health Care Equipment & Supplies—2.4%
Carl Zeiss Meditec AG	427,639	10,374,633
DiaSorin SpA	166,415	4,144,273

		14,518,906

Health Care Providers & Services—2.1%
Rhoen-Klinikum AG	455,634	12,408,763
Pharmaceuticals—3.7%
Ipsen SA	466,155	11,917,147
Santen Pharmaceutical Co. Ltd.	277,600	10,057,509

		21,974,656

Industrials—4.1%
Industrial Conglomerates—3.4%
Daetwyler Holding AG	44,002	3,170,989
Orkla ASA	1,061,993	7,181,378
Smiths Group plc	651,590	10,042,229

		20,394,596

Machinery—0.7%
NORMA Group	182,013	4,135,483
Information Technology—18.3%
Electronic Equipment & Instruments—6.6%
Canon, Inc.	189,446	7,550,252
Hirose Electric Co.	113,300	10,334,514
Hoya Corp.	401,500	8,613,087
TE Connectivity Ltd.	409,880	12,878,430

		39,376,283

Internet Software & Services—6.0%
Baidu, Inc., ADR[1]	78,550	9,250,834
Blinkx plc[1]	6,783,115	4,368,207
So-net Entertainment Corp.	1,952	7,032,282
Tencent Holdings Ltd.	550,400	15,132,977

		35,784,300

Software—5.7%
Net 1 UEPS Technologies, Inc.[1]	526,813	4,588,541
Playtech Ltd.	2,045,220	10,984,961
SAP AG	128,566	7,376,334
Temenos Group AG1	666,514	10,750,785

		33,700,621

Materials—4.6%
Chemicals—2.9%
Chr. Hansen Holding AS	300,741	8,377,270
Fuchs Petrolub AG, Preference	80,455	4,143,473
Syngenta AG	13,989	4,508,048

		17,028,791

Containers & Packaging—1.7%
Rexam plc	1,645,232	10,223,589
Telecommunication Services—7.0%
Wireless Telecommunication Services—7.0%
NII Holdings, Inc.[1]	994,840	11,460,557
Rogers Communications, Inc., Cl. B	472,201	16,147,688
Softbank Corp.	454,600	14,155,695

		41,763,940

Total Common Stocks (Cost $580,669,968)		564,828,547
13 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Company—6.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[2,3] (Cost $36,560,033)	36,560,033	$36,560,033

		Value

Total Investments, at Value (Cost $617,230,001)	101.0%	$601,388,580
Liabilities in Excess of Other Assets	(1.0)	(6,115,675)

Net Assets	100.0%	$595,272,905

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	November 30, 2011	Additions	Reductions	May 31, 2012

A&D Co. Ltd.	1,401,167	—	1,401,167	—
Chorus Aviation, Inc.	1,058,491	105,408	1,163,899	—
Coreana Cosmetics Co. Ltd.	3,092,260	—	3,092,260	—
First Juken Co. Ltd.	1,603,500	—	1,603,500	—
Oppenheimer Institutional Money Market Fund, Cl. E	22,223,358	235,848,768	221,512,093	36,560,033

			Realized
	Value	Income	Gain (Loss)

A&D Co. Ltd.	$—	$—	$(5,846,923)
Chorus Aviation, Inc.	—	—	892,474
Coreana Cosmetics Co. Ltd.	—	—	(3,133,899)
First Juken Co. Ltd.	—	95,827	(2,782,953)
Oppenheimer Institutional Money Market Fund, Cl. E	36,560,033	31,326	—

	$36,560,033	$127,153	$(10,871,301)

3.	Rate shown is the 7-day yield as of May 31, 2012.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$96,283,062	16.0%
Japan	73,153,654	12.2
United States	67,755,967	11.3
Germany	62,673,713	10.4
France	51,659,765	8.6
Canada	45,092,751	7.5
Switzerland	38,215,745	6.3
China	24,383,811	4.1
Norway	17,107,713	2.8
Hong Kong	16,685,538	2.8
Sweden	15,712,238	2.6
Island of Guernsey	15,008,808	2.5
Denmark	12,751,879	2.1
Brazil	11,460,557	1.9
Russia	10,092,965	1.7
Mexico	9,606,471	1.6
14 | OPPENHEIMER INTERNATIONAL VALUE FUND

Geographic Holdings	Value	Percent

Spain	$8,725,795	1.4%
Ireland	7,864,130	1.3
South Africa	4,588,541	0.8
Italy	4,144,273	0.7
India	4,137,264	0.7
Portugal	4,004,528	0.7
Bermuda	279,412	—

Total	$601,388,580	100.0%

Foreign Currency Exchange Contracts as of May 31, 2012 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Bank of America:
Canadian Dollar (CAD)	Buy	805	CAD	6/1/12	$778,946	$—	$5,954
Canadian Dollar (CAD)	Sell	2,861	CAD	6/1/12	2,770,427	22,166	—
Euro (EUR)	Buy	1,935	EUR	6/4/12	2,392,626	—	439
Euro (EUR)	Sell	2,365	EUR	6/4/12	2,923,896	695	—
Norwegian Krone (NOK)	Sell	11,548	NOK	6/5/12	1,888,437	14,233	—
Swiss Franc (CHF)	Buy	372	CHF	6/5/12	382,947	—	155
Swiss Franc (CHF)	Sell	1,328	CHF	6/1/12	1,366,687	12,597	—

						49,691	6,548

Bank of New York (The):
British Pound Sterling (GBP)	Buy	245	GBP	6/6/12	377,488	—	3,009
Danish Krone (DKK)	Buy	1,890	DKK	6/4/12-6/6/12	314,561	—	46
Danish Krone (DKK)	Sell	19,317	DKK	6/1/12-6/4/12	3,214,440	17,866	—

						17,866	3,055

Barclay’s Capital:
British Pound Sterling (GBP)	Buy	490	GBP	6/7/12	754,589	118	—
Canadian Dollar (CAD)	Buy	373	CAD	6/5/12	361,083	—	30
Euro (EUR)	Buy	1,202	EUR	6/5/12	1,486,664	357	—
Euro (EUR)	Sell	2,260	EUR	6/5/12	2,795,059	—	670

						475	700

Brown Brothers Harriman:
British Pound Sterling (GBP)	Buy	114	GBP	6/7/12	175,021	79	—
Indian Rupee (INR)	Buy	5,821	INR	6/1/12	103,659	354	—
Swiss Franc (CHF)	Buy	1,421	CHF	6/5/12	1,463,230	—	152
Swedish Krona (SEK)	Buy	2,940	SEK	6/4/12	404,626	—	952

						433	1,104

Citigroup:
British Pound Sterling (GBP)	Buy	2,177	GBP	6/6/12	3,354,469	—	15,283
Euro (EUR)	Buy	163	EUR	6/6/12	201,784	—	39

						—	15,322

Credit Suisse:
Swiss Franc (CHF)	Buy	3,307	CHF	6/4/2012-6/5/12	3,404,990	—	7,557
Swedish Krona (SEK)	Buy	829	SEK	6/5/12	114,151	45	—

						45	7,557
15 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Deutsche Bank Securities, Inc.:
Hong Kong Dollar (HKD)	Buy	6,367	HKD	6/1/12	$820,317	$249	$—
Japanese Yen (JPY)	Buy	127,399	JPY	6/4/12	1,625,884	12,057	—
Norwegian Krone (NOK)	Buy	726	NOK	6/5/12	118,686	—	15
Swedish Krona (SEK)	Buy	555	SEK	6/5/12	76,364	35	—

						12,341	15

JP Morgan Chase:
British Pound Sterling (GBP)	Buy	148	GBP	6/7/12	228,627	—	49
Euro (EUR)	Buy	575	EUR	6/1/12	710,544	—	2,232
Norwegian Krone (NOK)	Buy	1,553	NOK	6/4/12	253,969	—	955

						—	3,236

State Street
Euro (EUR)	Sell	265	EUR	6/1/12	327,557	3,096	—

Total unrealized appreciation and depreciation						$83,947	$37,537

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
May 31, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $580,669,968)	$564,828,547
Affiliated companies (cost $36,560,033)	36,560,033

601,388,580

Cash—foreign currencies (cost $153,849)	153,849
Unrealized appreciation on foreign currency exchange contracts	83,947
Receivables and other assets:
Investments sold	15,286,359
Dividends	2,413,755
Shares of beneficial interest sold	299,806
Other	60,571

Total assets	619,686,867

Liabilities
Bank overdraft	355,558
Unrealized depreciation on foreign currency exchange contracts	37,537
Payables and other liabilities:
Investments purchased	23,014,838
Shares of beneficial interest redeemed	587,965
Trustees’ compensation	160,098
Transfer and shareholder servicing agent fees	73,960
Shareholder communications	57,575
Foreign capital gains tax	49,918
Distribution and service plan fees	39,571
Other	36,942

Total liabilities	24,413,962

Net Assets	$595,272,905

Composition of Net Assets
Par value of shares of beneficial interest	$483,413
Additional paid-in capital	1,019,921,265
Accumulated net investment loss	(3,787,351)
Accumulated net realized loss on investments and foreign currency transactions	(405,430,985)
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies	(15,913,437)

Net Assets	$595,272,905

17 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $159,429,284 and 12,834,711 shares of beneficial interest outstanding)	$12.42
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$13.18
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,410,642 and 829,473 shares of beneficial interest outstanding)	$11.35
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,343,178 and 2,608,780 shares of beneficial interest outstanding)	$11.25
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,210,092 and 586,019 shares of beneficial interest outstanding)	$12.30
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $389,879,709 and 31,482,305 shares of beneficial interest outstanding)	$12.38
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended May 31, 2012
Investment Income

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,251,839)	$10,320,860
Affiliated companies (net of foreign withholding taxes of $7,213)	127,153
Interest	3,350

Total investment income	10,451,363

Expenses
Management fees	1,960,712
Distribution and service plan fees:
Class A	214,022
Class B	55,831
Class C	163,565
Class N	19,597
Transfer and shareholder servicing agent fees:
Class A	290,392
Class B	49,121
Class C	72,259
Class N	17,634
Class Y	5,000
Shareholder communications:
Class B	3,237
Class C	39
Class Y	158
Administrative fees	741,051
Custodian fees and expenses	35,593
Trustees’ compensation	6,749
Administration service fees	750
Other	80,752

Total expenses	3,716,462
Less waivers and reimbursements of expenses	(55,553)

Net expenses	3,660,909

Net Investment Income	6,790,454
19 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments from:
Unaffiliated companies	$(98,816,799)
Affiliated companies	(10,871,301)
Foreign currency transactions	35,232,323
Increase from payment by affiliate	36,600

Net realized loss	(74,419,177)
Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $49,919)	87,166,029
Translation of assets and liabilities denominated in foreign currencies	(56,202,533)

Net change in unrealized appreciation/depreciation	30,963,496

Net Decrease in Net Assets Resulting from Operations	$(36,665,227)

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31, 2012	November 30,
	(Unaudited)	2011

Operations
Net investment income	$6,790,454	$18,158,076
Net realized loss	(74,419,177)	(28,623,087)
Net change in unrealized appreciation/depreciation	30,963,496	(81,459,357)

Net decrease in net assets resulting from operations	(36,665,227)	(91,924,368)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,845,562)	(6,079,970)
Class B	—	(417,370)
Class C	(57,833)	(844,457)
Class N	(55,604)	(223,930)
Class Y	(7,032,091)	(14,387,613)

	(8,991,090)	(21,953,340)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(14,719,084)	(26,911,987)
Class B	(2,628,202)	(8,570,165)
Class C	(2,958,630)	(5,035,406)
Class N	(341,817)	(1,005,610)
Class Y	12,387,403	1,073,361

	(8,260,330)	(40,449,807)

Net Assets
Total decrease	(53,916,647)	(154,327,515)
Beginning of period	649,189,552	803,517,067

End of period (including accumulated net investment loss of $3,787,351 and $1,586,715, respectively)	$595,272,905	$649,189,552

See accompanying Notes to Financial Statements.
21 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$13.37	$15.69	$15.00	$9.88	$22.36	$22.60

Income (loss) from investment operations:
Net investment income[1]	.12	.31	.20	.22	.47	.41
Net realized and unrealized gain (loss)	(.94)	(2.24)	1.09	5.26	(11.81)	.70

Total from investment operations	(.82)	(1.93)	1.29	5.48	(11.34)	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.39)	(.60)	(.36)	(.26)	(.28)
Distributions from net realized gain	—	—	—	—	(.88)	(1.07)

Total dividends and/or distributions to shareholders	(.13)	(.39)	(.60)	(.36)	(1.14)	(1.35)

Net asset value, end of period	$12.42	$13.37	$15.69	$15.00	$9.88	$22.36

Total Return, at Net Asset Value[2]	(6.09)%	(12.76)%	8.79%	57.26%	(53.32)%	5.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$159,429	$186,130	$245,650	$251,355	$344,638	$1,031,900

Average net assets (in thousands)	$179,413	$240,037	$247,250	$227,105	$704,392	$940,364

Ratios to average net assets:[3]
Net investment income	1.76%	1.96%	1.28%	1.88%	2.75%	1.76%
Total expenses[4]	1.43%	1.43%	1.40%	1.58%	1.11%	1.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.41%	1.43%	1.40%	1.53%	1.11%	1.02%

Portfolio turnover rate	122%	33%	41%	42%	32%	43%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	1.43%
Year Ended November 30, 2011	1.43%
Year Ended November 30, 2010	1.40%
Year Ended November 30, 2009	1.58%
Year Ended November 30, 2008	1.11%
Year Ended November 30, 2007	1.02%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER INTERNATIONAL VALUE FUND

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$12.15	$14.29	$13.73	$9.01	$20.46	$20.80

Income (loss) from investment operations:
Net investment income[1]	.04	.16	.05	.12	.23	.15
Net realized and unrealized gain (loss)	(.84)	(2.04)	1.00	4.82	(10.80)	.66

Total from investment operations	(.80)	(1.88)	1.05	4.94	(10.57)	.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.26)	(.49)	(.22)	—	(.08)
Distributions from net realized gain	—	—	—	—	(.88)	(1.07)

Total dividends and/or distributions to shareholders	—	(.26)	(.49)	(.22)	(.88)	(1.15)

Net asset value, end of period	$11.35	$12.15	$14.29	$13.73	$9.01	$20.46

Total Return, at Net Asset Value[2]	(6.58)%	(13.48)%	7.80%	56.12%	(53.89)%	3.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,411	$12,639	$23,116	$25,359	$21,065	$50,077

Average net assets (in thousands)	$11,244	$19,503	$23,244	$22,700	$31,650	$59,952

Ratios to average net assets:[3]
Net investment income	0.62%	1.12%	0.36%	1.07%	1.47%	0.69%
Total expenses[4]	2.79%	2.70%	2.59%	2.90%	2.30%	2.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.47%	2.31%	2.31%	2.42%	2.26%	2.11%

Portfolio turnover rate	122%	33%	41%	42%	32%	43%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	2.79%
Year Ended November 30, 2011	2.70%
Year Ended November 30, 2010	2.59%
Year Ended November 30, 2009	2.90%
Year Ended November 30, 2008	2.30%
Year Ended November 30, 2007	2.11%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$12.05	$14.17	$13.64	$8.96	$20.35	$20.71

Income (loss) from investment operations:
Net investment income[1]	.05	.17	.06	.13	.24	.16
Net realized and unrealized gain (loss)	(.83)	(2.03)	.98	4.78	(10.73)	.65

Total from investment operations	(.78)	(1.86)	1.04	4.91	(10.49)	.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.26)	(.51)	(.23)	(.02)	(.10)
Distributions from net realized gain	—	—	—	—	(.88)	(1.07)

Total dividends and/or distributions to shareholders	(.02)	(.26)	(.51)	(.23)	(.90)	(1.17)

Net asset value, end of period	$11.25	$12.05	$14.17	$13.64	$8.96	$20.35

Total Return, at Net Asset Value[2]	(6.47)%	(13.45)%	7.81%	56.15%	(53.83)%	3.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,343	$34,365	$45,448	$48,456	$36,021	$78,182

Average net assets (in thousands)	$33,188	$44,318	$47,625	$41,084	$53,048	$85,924

Ratios to average net assets:[3]
Net investment income	0.90%	1.15%	0.42%	1.14%	1.57%	0.75%
Total expenses[4]	2.29%	2.26%	2.31%	2.55%	2.23%	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.27%	2.24%	2.27%	2.34%	2.21%	2.06%

Portfolio turnover rate	122%	33%	41%	42%	32%	43%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	2.29%
Year Ended November 30, 2011	2.26%
Year Ended November 30, 2010	2.31%
Year Ended November 30, 2009	2.55%
Year Ended November 30, 2008	2.23%
Year Ended November 30, 2007	2.06%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER INTERNATIONAL VALUE FUND

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$13.22	$15.50	$14.86	$9.70	$21.97	$22.25

Income (loss) from investment operations:
Net investment income[1]	.10	.26	.14	.20	.34	.27
Net realized and unrealized gain (loss)	(.93)	(2.21)	1.07	5.20	(11.60)	.70

Total from investment operations	(.83)	(1.95)	1.21	5.40	(11.26)	.97

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.33)	(.57)	(.24)	(.13)	(.18)
Distributions from net realized gain	—	—	—	—	(.88)	(1.07)

Total dividends and/or distributions to shareholders	(.09)	(.33)	(.57)	(.24)	(1.01)	(1.25)

Net asset value, end of period	$12.30	$13.22	$15.50	$14.86	$9.70	$21.97

Total Return, at Net Asset Value[2]	(6.27)%	(12.98)%	8.32%	56.99%	(53.63)%	4.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,210	$8,082	$10,486	$11,330	$7,560	$21,575

Average net assets (in thousands)	$7,872	$10,268	$10,947	$9,402	$15,222	$21,958

Ratios to average net assets:[3]
Net investment income	1.43%	1.64%	0.91%	1.71%	2.03%	1.20%
Total expenses[4]	1.81%	1.74%	1.79%	1.98%	1.80%	1.60%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.77%	1.72%	1.75%	1.80%	1.76%	1.60%

Portfolio turnover rate	122%	33%	41%	42%	32%	43%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	1.81%
Year Ended November 30, 2011	1.74%
Year Ended November 30, 2010	1.79%
Year Ended November 30, 2009	1.98%
Year Ended November 30, 2008	1.80%
Year Ended November 30, 2007	1.60%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class Y	(Unaudited)	2011	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$13.40	$15.71	$15.03	$9.88	$10.43

Income (loss) from investment operations:
Net investment income[2]	.16	.40	.23	.31	.02
Net realized and unrealized gain (loss)	(.95)	(2.24)	1.13	5.24	(.57)

Total from investment operations	(.79)	(1.84)	1.36	5.55	(.55)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.47)	(.68)	(.40)	—
Distributions from net realized gain	—	—	—	—	—

Total dividends and/or distributions to shareholders	(.23)	(.47)	(.68)	(.40)	—

Net asset value, end of period	$12.38	$13.40	$15.71	$15.03	$9.88

Total Return, at Net Asset Value[3]	(5.85)%	(12.25)%	9.34%	58.32%	(5.27)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$389,880	$407,974	$478,817	$257,776	$45,691

Average net assets (in thousands)	$421,267	$496,837	$354,432	$212,964	$41,729

Ratios to average net assets:[4]
Net investment income	2.36%	2.53%	1.52%	2.59%	4.29%
Total expenses[5]	0.87%	0.85%	0.87%	0.91%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.87%	0.85%	0.87%	0.89%	0.83%

Portfolio turnover rate	122%	33%	41%	42%	32%

1.	For the period from November 13, 2008 (inception of offering) to November 30, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	0.87%
Year Ended November 30, 2011	0.85%
Year Ended November 30, 2010	0.87%
Year Ended November 30, 2009	0.91%
Period Ended November 30, 2008	0.84%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Value Fund (the “Fund”), formerly Oppenheimer Quest International Value Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of May 31, 2012, approximately 64.7% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each
27 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended November 30, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had post-October losses of $7,990,231. Details of the fiscal year ended November 30, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2015	$15,112,202
2016	75,835,044
2017	167,910,020
2018	7,791,697
2019	29,804,087
No expiration	7,990,231

Total	$304,443,281

28 | OPPENHEIMER INTERNATIONAL VALUE FUND

Of these losses, $15,112,202 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $4,880,031 per year.
     As of May 31, 2012, it is estimated that the capital loss carryforwards would be $296,453,050 expiring by 2019 and $82,409,408 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$647,630,101
Federal tax cost of other investments	153,849

Total federal tax cost	$647,783,950

Gross unrealized appreciation	$37,311,686
Gross unrealized depreciation	(83,603,125)

Net unrealized depreciation	$(46,291,439)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$717
Payments Made to Retired Trustees	14,480
Accumulated Liability as of May 31, 2012	121,886
29 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
30 | OPPENHEIMER INTERNATIONAL VALUE FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the
31 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited
32 | OPPENHEIMER INTERNATIONAL VALUE FUND

to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2012 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$55,679,119	$49,557,855	$279,412	$105,516,386
Consumer Staples	66,145,045	12,994,910	—	79,139,955
Energy	14,040,579	10,092,965	—	24,133,544
Financials	53,988,844	50,739,890	—	104,728,734
Health Care	48,902,325	—	—	48,902,325
Industrials	24,530,079	—	—	24,530,079
Information Technology	75,857,446	33,003,758	—	108,861,204
Materials	22,744,332	4,508,048	—	27,252,380
Telecommunication Services	27,608,245	14,155,695	—	41,763,940
Investment Company	36,560,033	—	—	36,560,033

Total Investments, at Value	426,056,047	175,053,121	279,412	601,388,580
33 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Other Financial Instruments:
Foreign currency exchange contracts	$—	$83,947	$—	$83,947

Total Assets	$426,056,047	$175,137,068	$279,412	$601,472,527

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(37,537)	$—	$(37,537)

Total Liabilities	$—	$(37,537)	$—	$(37,537)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out of
	Level 1*	Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$7,028,075	$(7,028,075)
Information Technology	5,440,834	(5,440,834)

Total assets	$12,468,909	$(12,468,909)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2012		Year Ended November 30, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	637,040	$8,480,964	1,604,600	$26,169,498
Dividends and/or distributions reinvested	145,003	1,769,037	351,078	5,750,663
Redeemed	(1,866,050)	(24,969,085)	(3,696,881)	(58,832,148)

Net decrease	(1,084,007)	$(14,719,084)	(1,741,203)	$(26,911,987)

34 | OPPENHEIMER INTERNATIONAL VALUE FUND

	Six Months Ended May 31, 2012		Year Ended November 30, 2011
	Shares	Amount	Shares	Amount

Class B
Sold	65,027	$799,668	141,594	$2,099,548
Dividends and/or distributions reinvested	—	—	26,653	399,797
Redeemed	(276,161)	(3,427,870)	(745,667)	(11,069,510)

Net decrease	(211,134)	$(2,628,202)	(577,420)	$(8,570,165)

Class C
Sold	162,322	$1,961,792	342,679	$5,013,987
Dividends and/or distributions reinvested	4,973	55,149	52,152	775,494
Redeemed	(410,091)	(4,975,571)	(751,176)	(10,824,887)

Net decrease	(242,796)	$(2,958,630)	(356,345)	$(5,035,406)

Class N
Sold	60,739	$784,530	116,300	$1,853,844
Dividends and/or distributions reinvested	4,359	52,745	13,143	213,450
Redeemed	(90,321)	(1,179,092)	(194,481)	(3,072,904)

Net decrease	(25,223)	$(341,817)	(65,038)	$(1,005,610)

Class Y
Sold	2,104,910	$27,284,930	3,413,525	$52,651,087
Dividends and/or distributions reinvested	578,691	7,019,525	879,682	14,356,404
Redeemed	(1,641,657)	(21,917,052)	(4,335,348)	(65,934,130)

Net increase (decrease)	1,041,944	$12,387,403	(42,141)	$1,073,361

4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended May 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$761,421,503	$766,146,907
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.60%
Next $1 billion	0.55
Over $2 billion	0.52
35 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Administration Fees. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 31, 2012, the Fund paid $741,051 to the Manager for administration services.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2012, the Fund paid $382,862 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are
36 | OPPENHEIMER INTERNATIONAL VALUE FUND

detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class C	$2,352,814
Class N	316,084
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the followng table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

May 31, 2012	$22,201	$200	$11,022	$833	$25
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended May 31, 2012, the Manager waived fees and/or reimbursed the Fund $14,159 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to February 1, 2012. Effective February 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended May 31, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$18,501
Class B	18,091
Class C	3,203
Class N	1,599
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
     During the six months ended May 31, 2012, the Manager voluntarily reimbursed the Fund $36,600 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.001%.
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but
37 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
38 | OPPENHEIMER INTERNATIONAL VALUE FUND

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 31, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $83,947, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
39 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of May 31, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Derivatives Not Accounted	and Liabilities		and Liabilities
for as Hedging Instruments	Location	Value	Location	Value

Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$83,947	Unrealized depreciation on foreign currency exchange contracts	$37,537
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as
Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$3,833,455
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as	Translation of assets and liabilities
Hedging Instruments	denominated in foreign currencies

Foreign exchange contracts	$(771,369)
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
40 | OPPENHEIMER INTERNATIONAL VALUE FUND

     During the six months ended May 31, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $12,986,768 and $11,768,129, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable
41 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
42 | OPPENHEIMER INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerFunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
43 | OPPENHEIMER INTERNATIONAL VALUE FUND

OPPENHEIMER INTERNATIONAL VALUE FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Randall Dishmon, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
44 | OPPENHEIMER INTERNATIONAL VALUE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
45 | OPPENHEIMER INTERNATIONAL VALUE FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
46 | OPPENHEIMER INTERNATIONAL VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Value Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 7/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	7/10/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	7/10/2012